Consolidated Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Common stock, shares issued (in shares)	2,636,830	2,263,403	2,242,025
Common stock, par value (in dollars per share)	$ 0	$ 0	$ 0
Common stock, shares outstanding (in shares)	2,250,665	1,877,238	2,052,495
Treasury stock, shares (in shares)	386,165	386,165	189,530